UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07885

Name of Fund:  Master Mid Cap Index Series of Quantitative Master Series LLC

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
     Master Mid Cap Index Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 - 03/31/2008

Item 1 - Schedule of Investments

Master Mid Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------------------
Industry                                   Shares   Common Stocks                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.9%                  5,099   Alliant Techsystems, Inc. (a)                                     $     527,899
                                           14,158   BE Aerospace, Inc. (a)                                                  494,822
                                            6,400   DRS Technologies, Inc.                                                  372,992
                                                                                                                      -------------
                                                                                                                          1,395,713
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.2%                            13,500   AirTran Holdings, Inc. (a)                                               89,100
                                            5,924   Alaska Air Group, Inc. (a)                                              116,229
                                           28,162   JetBlue Airways Corp. (a)(b)                                            163,340
                                                                                                                      -------------
                                                                                                                            368,669
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 1.0%                     11,345   ArvinMeritor, Inc.                                                      141,926
                                           18,010   BorgWarner, Inc.                                                        774,970
                                           22,427   Gentex Corp.                                                            384,623
                                           11,911   Lear Corp. (a)                                                          308,614
                                            4,421   Modine Manufacturing Co.                                                 64,060
                                                                                                                      -------------
                                                                                                                          1,674,193
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.1%                          5,362   Thor Industries, Inc. (b)                                               159,627
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.3%                            9,300   Hansen Natural Corp. (a)                                                328,290
                                            8,907   PepsiAmericas, Inc.                                                     227,396
                                                                                                                      -------------
                                                                                                                            555,686
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.3%                       10,330   Cephalon, Inc. (a)                                                      665,252
                                           49,952   Millennium Pharmaceuticals, Inc. (a)(b)                                 772,258
                                           18,188   PDL BioPharma, Inc. (a)                                                 192,611
                                           20,454   Vertex Pharmaceuticals, Inc. (a)                                        488,646
                                                                                                                      -------------
                                                                                                                          2,118,767
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.4%                     18,592   Apollo Investment Corp.                                                 294,311
                                           18,185   Eaton Vance Corp.                                                       554,824
                                           17,372   Jefferies Group, Inc. New Shares                                        280,210
                                           14,754   Raymond James Financial, Inc.                                           339,047
                                           19,052   SEI Investments Co.                                                     470,394
                                           13,051   Waddell & Reed Financial, Inc. Class A                                  419,329
                                                                                                                      -------------
                                                                                                                          2,358,115
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 3.7%                           12,686   Airgas, Inc.                                                            576,832
                                           12,062   Albemarle Corp.                                                         440,504
                                            7,460   CF Industries Holdings, Inc.                                            773,005
                                            9,711   Cabot Corp.                                                             271,908
                                           36,393   Chemtura Corp.                                                          267,125
                                            6,489   Cytec Industries, Inc.                                                  349,433
                                           11,724   FMC Corp.                                                               650,565
                                            6,181   Ferro Corp.                                                              91,850
                                           10,649   Lubrizol Corp.                                                          591,126
                                            2,987   Minerals Technologies, Inc.                                             187,584
                                           11,548   Olin Corp.                                                              228,188
                                           18,224   RPM International, Inc.                                                 381,611
                                            6,866   The Scotts Miracle-Growth Co.                                           222,596
                                            7,324   Sensient Technologies Corp.                                             215,985

Master Mid Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------------------
Industry                                   Shares   Common Stocks                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                           14,190   Terra Industries, Inc. (a)                                        $     504,171
                                           15,636   Valspar Corp.                                                           310,218
                                                                                                                      -------------
                                                                                                                          6,062,701
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 2.7%                    19,726   Associated Banc-Corp.                                                   525,303
                                            7,631   Bank of Hawaii Corp.                                                    378,192
                                            7,800   Cathay General Bancorp                                                  161,694
                                            6,287   City National Corp.                                                     310,955
                                           24,400   The Colonial BancGroup, Inc. (b)                                        234,972
                                            9,062   Cullen/Frost Bankers, Inc.                                              480,648
                                            3,970   First Community Bancorp, Inc.                                           106,595
                                           12,529   FirstMerit Corp.                                                        258,849
                                            5,150   SVB Financial Group (a)                                                 224,746
                                           50,470   Synovus Financial Corp. (b)                                             558,198
                                           16,765   TCF Financial Corp.                                                     300,429
                                            8,364   Webster Financial Corp.                                                 233,105
                                            4,564   Westamerica Bancorp. (b)                                                240,066
                                           10,683   Wilmington Trust Corp.                                                  332,241
                                                                                                                      -------------
                                                                                                                          4,345,993
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 3.8%       7,461   The Brink's Co.                                                         501,230
                                           10,670   ChoicePoint, Inc. (a)                                                   507,892
                                           10,588   Copart, Inc. (a)                                                        410,391
                                            5,525   Corporate Executive Board Co.                                           223,652
                                           19,250   Corrections Corp. of America (a)                                        529,760
                                            8,014   Deluxe Corp.                                                            153,949
                                            8,864   Dun & Bradstreet Corp.                                                  721,352
                                            7,118   HNI Corp. (b)                                                           191,403
                                            9,042   Herman Miller, Inc.                                                     222,162
                                            3,381   Kelly Services, Inc. Class A                                             69,513
                                            6,739   Korn/Ferry International (a)                                            113,889
                                           12,498   Manpower, Inc.                                                          703,137
                                            4,300   Mine Safety Appliances Co.                                              177,117
                                            7,130   Navigant Consulting, Inc. (a)                                           135,327
                                           24,816   Republic Services, Inc. Class A                                         725,620
                                            5,959   Rollins, Inc.                                                           105,415
                                           13,410   Stericycle, Inc. (a)                                                    690,615
                                                                                                                      -------------
                                                                                                                          6,182,424
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 1.9%            59,481   3Com Corp. (a)                                                          136,211
                                           18,208   ADC Telecommunications, Inc. (a)                                        219,953
                                            9,057   Adtran, Inc.                                                            167,555
                                            7,383   Avocent Corp. (a)                                                       124,773

Master Mid Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------------------
Industry                                   Shares   Common Stocks                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                           10,265   CommScope, Inc. (a)                                               $     357,530
                                            6,002   Dycom Industries, Inc. (a)                                               72,084
                                           13,150   F5 Networks, Inc. (a)                                                   238,936
                                           23,300   Foundry Networks, Inc. (a)                                              269,814
                                           21,139   Harris Corp.                                                          1,025,876
                                            7,518   Plantronics, Inc.                                                       145,173
                                           13,982   Polycom, Inc. (a)                                                       315,154
                                                                                                                      -------------
                                                                                                                          3,073,059
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 1.3%             10,224   Diebold, Inc.                                                           383,911
                                            5,099   Imation Corp.                                                           115,951
                                           27,540   NCR Corp. (a)                                                           628,738
                                           16,500   Palm, Inc. (b)                                                           82,500
                                           34,300   Western Digital Corp. (a)                                               927,472
                                                                                                                      -------------
                                                                                                                          2,138,572
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 1.2%           5,281   Granite Construction, Inc.                                              172,742
                                           26,210   KBR, Inc.                                                               726,803
                                           26,443   Quanta Services, Inc. (a)                                               612,684
                                           12,600   URS Corp. (a)                                                           411,894
                                                                                                                      -------------
                                                                                                                          1,924,123
-----------------------------------------------------------------------------------------------------------------------------------
Construction                                6,403   Martin Marietta Materials, Inc. (b)                                     679,807
Materials - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.1%                    17,706   AmeriCredit Corp. (a)(b)                                                178,299
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.8%              10,560   AptarGroup, Inc.                                                        411,101
                                           14,388   Packaging Corp. of America                                              321,284
                                           14,920   Sonoco Products Co.                                                     427,160
                                           16,440   Temple-Inland, Inc.                                                     209,117
                                                                                                                      -------------
                                                                                                                          1,368,662
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 1.4%       14,148   Career Education Corp. (a)(b)                                           179,963
                                           13,338   Corinthian Colleges, Inc. (a)                                            96,434
                                            9,274   DeVry, Inc.                                                             388,024
                                            4,424   ITT Educational Services, Inc. (a)                                      203,194
                                            4,720   Matthews International Corp. Class A                                    227,740
                                            6,862   Regis Corp.                                                             188,636
                                           41,400   Service Corp. International                                             419,796
                                           10,175   Sotheby's Holdings, Inc. Class A                                        294,159
                                            2,250   Strayer Education, Inc.                                                 343,125
                                                                                                                      -------------
                                                                                                                          2,341,071
-----------------------------------------------------------------------------------------------------------------------------------
Diversified                                37,339   Cincinnati Bell, Inc. (a)                                               159,064
Telecommunication Services - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.7%                  17,699   DPL, Inc.                                                               453,802
                                           12,786   Great Plains Energy, Inc.                                               315,175

Master Mid Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------------------
Industry                                   Shares   Common Stocks                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                           12,876   Hawaiian Electric Industries, Inc.                                $     307,350
                                            7,018   IDACORP, Inc.                                                           225,348
                                           24,116   Northeast Utilities Inc.                                                591,807
                                           36,318   Sierra Pacific Resources                                                458,696
                                           15,223   Westar Energy, Inc.                                                     346,628
                                                                                                                      -------------
                                                                                                                          2,698,806
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.4%                16,477   Ametek, Inc.                                                            723,505
                                            8,680   Hubbell, Inc. Class B                                                   379,229
                                           13,800   Roper Industries, Inc.                                                  820,272
                                            7,927   Thomas & Betts Corp. (a)                                                288,305
                                                                                                                      -------------
                                                                                                                          2,211,311
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 2.2%  27,600   Amphenol Corp. Class A                                                1,028,100
                                           18,613   Arrow Electronics, Inc. (a)                                             626,327
                                           23,213   Avnet, Inc. (a)                                                         759,761
                                           22,700   Ingram Micro, Inc. Class A (a)                                          359,341
                                           13,283   Kemet Corp. (a)                                                          53,663
                                            8,486   National Instruments Corp.                                              221,824
                                            8,570   Tech Data Corp. (a)                                                     281,096
                                           27,810   Vishay Intertechnology, Inc. (a)                                        251,959
                                                                                                                      -------------
                                                                                                                          3,582,071
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 3.7%         10,127   Exterran Holdings, Inc. (a)                                             653,597
                                           20,076   FMC Technologies, Inc. (a)                                            1,142,124
                                           19,585   Grant Prideco, Inc. (a)                                                 963,974
                                           16,022   Helmerich & Payne, Inc.                                                 750,951
                                           23,287   Patterson-UTI Energy, Inc.                                              609,654
                                           25,867   Pride International, Inc. (a)                                           904,052
                                           12,460   Superior Energy Services, Inc. (a)                                      493,665
                                            8,301   Tidewater, Inc.                                                         457,468
                                                                                                                      -------------
                                                                                                                          5,975,485
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.3%             9,945   BJ's Wholesale Club, Inc. (a)                                           354,937
                                            5,840   Ruddick Corp.                                                           215,262
                                                                                                                      -------------
                                                                                                                            570,199
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.2%                       11,590   Corn Products International, Inc.                                       430,453
                                           11,179   Hormel Foods Corp.                                                      465,717
                                            8,820   The J.M. Smucker Co.                                                    446,380
                                            3,361   Lancaster Colony Corp.                                                  134,306
                                           18,080   Smithfield Foods, Inc. (a)                                              465,741
                                            3,745   Tootsie Roll Industries, Inc.                                            94,376
                                                                                                                      -------------
                                                                                                                          2,036,973
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 2.3%                       11,918   AGL Resources, Inc.                                                     409,026
                                           11,100   Energen Corp.                                                           691,530

Master Mid Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------------------
Industry                                   Shares   Common Stocks                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                           18,915   Equitable Resources, Inc.                                         $   1,114,094
                                           12,908   National Fuel Gas Co.                                                   609,387
                                           16,072   Oneok, Inc.                                                             717,293
                                            7,648   WGL Holdings, Inc.                                                      245,195
                                                                                                                      -------------
                                                                                                                          3,786,525
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 4.3%     9,369   Advanced Medical Optics, Inc. (a)(b)                                    190,191
                                            9,733   Beckman Coulter, Inc.                                                   628,265
                                           23,410   Dentsply International, Inc.                                            903,626
                                            8,795   Edwards Lifesciences Corp. (a)                                          391,817
                                            8,375   Gen-Probe, Inc. (a)                                                     403,675
                                           10,050   Hillenbrand Industries, Inc.                                            261,200
                                           19,759   Hologic, Inc. (a)                                                     1,098,600
                                            6,025   Intuitive Surgical, Inc. (a)                                          1,954,209
                                            8,400   Kinetic Concepts, Inc. (a)                                              388,332
                                           12,000   ResMed, Inc. (a)                                                        506,160
                                            9,894   Steris Corp.                                                            265,456
                                                                                                                      -------------
                                                                                                                          6,991,531
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 2.8%     6,842   Apria Healthcare Group, Inc. (a)                                        135,130
                                           14,806   Community Health Systems, Inc. (a)                                      497,037
                                           37,730   Health Management Associates, Inc. Class A                              199,592
                                           16,713   Health Net, Inc. (a)                                                    514,760
                                           13,878   Henry Schein, Inc. (a)                                                  796,597
                                            4,630   Kindred Healthcare, Inc. (a)                                            101,258
                                            9,033   LifePoint Hospitals, Inc. (a)                                           248,137
                                           11,763   Lincare Holdings, Inc. (a)                                              330,658
                                           18,850   Omnicare, Inc. (b)                                                      342,316
                                            8,500   Psychiatric Solutions, Inc. (a)                                         288,320
                                            8,277   Universal Health Services, Inc. Class B                                 444,392
                                           13,050   VCA Antech, Inc. (a)                                                    356,917
                                            6,430   WellCare Health Plans, Inc. (a)                                         250,449
                                                                                                                      -------------
                                                                                                                          4,505,563
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Technology - 0.2%              10,290   Cerner Corp. (a)                                                        383,611
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & leisure - 1.3%        5,155   Bob Evans Farms, Inc.                                                   142,226
                                            8,720   Boyd Gaming Corp.                                                       174,400
                                           16,225   Brinker International, Inc.                                             300,974
                                            3,154   CBRL Group, Inc.                                                        112,819
                                           11,132   The Cheesecake Factory, Inc. (a)                                        242,566
                                            5,060   Chipotle Mexican Grill, Inc. Class A (a)(b)                             573,956

Master Mid Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------------------
Industry                                   Shares   Common Stocks                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                            4,464   International Speedway Corp. Class A                              $     183,917
                                            5,190   Life Time Fitness, Inc. (a)(b)                                          161,980
                                            8,243   Ruby Tuesday, Inc.                                                       61,823
                                           10,100   Scientific Games Corp. Class A (a)                                      213,211
                                                                                                                      -------------
                                                                                                                          2,167,872
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 1.7%                   8,182   American Greetings Corp. Class A                                        151,776
                                            3,624   Blyth, Inc.                                                              71,465
                                            7,601   Furniture Brands International, Inc. (b)                                 88,932
                                            5,833   Hovnanian Enterprises, Inc. Class A (a)(b)                               61,830
                                            5,400   MDC Holdings, Inc.                                                      236,466
                                            8,530   Mohawk Industries, Inc. (a)(b)                                          610,833
                                              798   NVR, Inc. (a)                                                           476,805
                                            6,517   Ryland Group, Inc.                                                      214,344
                                           19,677   Toll Brothers, Inc. (a)(b)                                              462,016
                                            9,545   Tupperware Corp.                                                        369,201
                                                                                                                      -------------
                                                                                                                          2,743,668
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.8%                  10,243   Church & Dwight Co., Inc.                                               555,580
                                            8,870   Energizer Holdings, Inc. (a)                                            802,558
                                                                                                                      -------------
                                                                                                                          1,358,138
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 2.0%                         11,099   Acxiom Corp.                                                            131,745
                                           12,081   Alliance Data Systems Corp. (a)                                         573,968
                                           21,130   Broadridge Financial Solutions LLC                                      371,888
                                            5,558   CSG Systems International, Inc. (a)                                      63,194
                                            7,757   DST Systems, Inc. (a)                                                   509,945
                                           10,227   Gartner, Inc. Class A (a)                                               197,790
                                           12,170   Global Payments, Inc.                                                   503,351
                                           14,888   MPS Group, Inc. (a)                                                     175,976
                                           13,430   Metavante Technologies, Inc. (a)                                        268,466
                                           11,890   NeuStar, Inc. Class A (a)                                               314,847
                                            6,600   SRA International, Inc. Class A (a)                                     160,446
                                                                                                                      -------------
                                                                                                                          3,271,616
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.4%             9,642   Carlisle Cos., Inc.                                                     322,428
                                            6,152   Teleflex, Inc.                                                          293,512
                                                                                                                      -------------
                                                                                                                            615,940
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 3.9%                           10,774   American Financial Group, Inc.                                          275,383
                                           14,561   Arthur J. Gallagher & Co.                                               343,931
                                           17,110   Brown & Brown, Inc. (f)                                                 297,372
                                            6,340   Commerce Group, Inc.                                                    228,620
                                            9,730   Everest Re Group Ltd.                                                   871,127
                                           32,568   Fidelity National Title Group, Inc. Class A                             596,971
                                           14,229   First American Corp.                                                    482,932

Master Mid Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------------------
Industry                                   Shares   Common Stocks                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                           17,799   HCC Insurance Holdings, Inc.                                      $     403,859
                                            8,030   The Hanover Insurance Group, Inc.                                       330,354
                                            6,500   Horace Mann Educators Corp.                                             113,620
                                            5,250   Mercury General Corp.                                                   232,628
                                           35,701   Old Republic International Corp.                                        460,900
                                           10,570   Protective Life Corp.                                                   428,719
                                            7,662   Stancorp Financial Group, Inc.                                          365,554
                                            7,664   Unitrin, Inc.                                                           270,846
                                           24,566   W.R. Berkley Corp.                                                      680,233
                                                                                                                      -------------
                                                                                                                          6,383,049
-----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.2%            7,140   NetFlix, Inc. (a)(b)                                                    247,401
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 0.3%         6,300   Digital River, Inc. (a)                                                 195,111
                                           15,170   ValueClick, Inc. (a)                                                    261,683
                                                                                                                      -------------
                                                                                                                            456,794
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.1%        10,310   Callaway Golf Co.                                                       151,351
-----------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services -2.2%       10,700   Affymetrix, Inc. (a)                                                    186,287
                                           10,474   Charles River Laboratories International, Inc. (a)                      617,338
                                            9,918   Covance, Inc. (a)                                                       822,896
                                            7,175   Invitrogen Corp. (a)                                                    613,247
                                           16,200   Pharmaceutical Product Development, Inc.                                678,780
                                            6,125   Techne Corp. (a)                                                        412,580
                                            4,721   Varian, Inc. (a)                                                        273,440
                                                                                                                      -------------
                                                                                                                          3,604,568
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 5.5%                           14,205   AGCO Corp. (a)                                                          850,595
                                            7,891   Crane Co.                                                               318,402
                                           10,705   Donaldson Co., Inc.                                                     431,197
                                            6,700   Federal Signal Corp.                                                     93,532
                                            8,914   Flowserve Corp.                                                         930,443
                                            9,783   Graco, Inc.                                                             354,732
                                           12,824   Harsco Corp.                                                            710,193
                                           12,160   IDEX Corp.                                                              373,190
                                           16,662   Joy Global, Inc.                                                      1,085,696
                                           12,100   Kennametal, Inc.                                                        356,103
                                            6,500   Lincoln Electric Holdings, Inc.                                         419,185
                                            5,199   Nordson Corp.                                                           279,966
                                           11,500   Oshkosh Corp.                                                           417,220
                                           15,454   Pentair, Inc.                                                           492,983
                                            8,210   SPX Corp.                                                               861,229

Master Mid Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------------------
Industry                                   Shares   Common Stocks                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                           14,375   Timken Co.                                                        $     427,225
                                           12,603   Trinity Industries, Inc.                                                335,870
                                            7,610   Westinghouse Air Brake Technologies Corp.                               286,593
                                                                                                                      -------------
                                                                                                                          9,024,354
-----------------------------------------------------------------------------------------------------------------------------------
Marine - 0.2%                               6,621   Alexander & Baldwin, Inc.                                               285,233
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.9%                               13,700   Belo Corp. Class A                                                      144,809
                                            4,245   Entercom Communications Corp.                                            42,153
                                            7,180   Getty Images, Inc. (a)                                                  229,760
                                            7,517   Harte-Hanks, Inc.                                                       102,757
                                            6,650   John Wiley & Sons, Inc. Class A                                         264,005
                                           12,300   Lamar Advertising Co. Class A (b)                                       441,939
                                            6,262   Lee Enterprises, Inc. (b)                                                62,683
                                            3,531   Media General, Inc. Class A                                              49,505
                                            4,105   Scholastic Corp. (a)                                                    124,258
                                            7,467   Valassis Communications, Inc. (a)                                        81,017
                                                                                                                      -------------
                                                                                                                          1,542,886
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 2.2%                      7,560   Carpenter Technology Corp.                                              423,133
                                            6,970   Cleveland-Cliffs, Inc.                                                  835,145
                                           18,400   Commercial Metals Co.                                                   551,448
                                            9,900   Reliance Steel & Aluminum Co.                                           592,614
                                           29,400   Steel Dynamics, Inc.                                                    971,376
                                           10,227   Worthington Industries, Inc.                                            172,529
                                                                                                                      -------------
                                                                                                                          3,546,245
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 3.4%                     17,513   Alliant Energy Corp.                                                    613,130
                                           54,735   Aquila, Inc. (a)                                                        175,699
                                            5,874   Black Hills Corp.                                                       210,172
                                           23,981   Energy East Corp.                                                       578,422
                                           27,728   MDU Resources Group, Inc.                                               680,722
                                           16,579   NSTAR                                                                   504,499
                                           13,919   OGE Energy Corp.                                                        433,855
                                           11,974   PNM Resources, Inc.                                                     149,316
                                           19,605   Puget Energy, Inc.                                                      507,181
                                           18,016   SCANA Corp.                                                             659,025
                                           11,926   Vectren Corp.                                                           319,975
                                           18,129   Wisconsin Energy Corp.                                                  797,495
                                                                                                                      -------------
                                                                                                                          5,629,491
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.5%                     7,476   99 Cents Only Stores (a)                                                 73,938
                                           14,213   Dollar Tree, Inc. (a)                                                   392,137
                                           21,971   Saks, Inc. (a)                                                          273,978
                                                                                                                      -------------
                                                                                                                            740,053
-----------------------------------------------------------------------------------------------------------------------------------

Master Mid Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------------------
Industry                                   Shares   Common Stocks                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.2%                  10,596   Zebra Technologies Corp. Class A (a)                              $     353,059
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 6.1%         22,310   Arch Coal, Inc.                                                         970,485
                                            5,280   Bill Barrett Corp. (a)                                                  249,480
                                           12,800   Cimarex Energy Co.                                                      700,672
                                           37,900   Denbury Resources, Inc. (a)                                           1,082,045
                                            8,420   Encore Acquisition Co. (a)                                              339,158
                                           13,507   Forest Oil Corp. (a)                                                    661,303
                                           16,300   Frontier Oil Corp.                                                      444,338
                                           20,315   Newfield Exploration Co. (a)                                          1,073,648
                                            4,374   Overseas Shipholding Group, Inc.                                        306,355
                                           18,454   Pioneer Natural Resources Co.                                           906,460
                                           17,467   Plains Exploration & Production Co. (a)                                 928,196
                                           15,900   Quicksilver Resources, Inc. (a)                                         580,827
                                           52,800   Southwestern Energy Co. (a)                                           1,778,832
                                                                                                                      -------------
                                                                                                                         10,021,799
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest                             16,110   Louisiana-Pacific Corp.                                                 147,890
Products - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.4%                   13,000   Alberto-Culver Co.                                                      356,330
                                            8,700   NBTY, Inc. (a)                                                          260,565
                                                                                                                      -------------
                                                                                                                            616,895
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.1%                     20,780   Endo Pharmaceuticals Holdings, Inc. (a)                                 497,473
                                            8,700   Medicis Pharmaceutical Corp. Class A                                    171,303
                                            5,283   Par Pharmaceutical Cos., Inc. (a)                                        91,871
                                           11,983   Perrigo Co.                                                             452,119
                                           17,270   Sepracor, Inc. (a)                                                      337,110
                                           14,173   Valeant Pharmaceuticals International (a)                               181,840
                                                                                                                      -------------
                                                                                                                          1,731,716
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts              15,296   AMB Property Corp.                                                      832,408
(REITs) - 6.0%                              4,950   Alexandria Real Estate Equities, Inc.                                   458,964
                                            7,900   BRE Properties                                                          359,924
                                            8,400   Camden Property Trust                                                   421,680
                                            5,890   Cousins Properties, Inc. (b)                                            145,542
                                           22,510   Duke Realty Corp.                                                       513,453
                                            5,160   Equity One, Inc.                                                        123,685
                                            8,900   Federal Realty Investment Trust                                         693,755
                                           13,400   Health Care REIT, Inc.                                                  604,742
                                            8,864   Highwoods Properties, Inc.                                              275,404
                                           14,510   Hospitality Properties Trust                                            493,630
                                           14,198   Liberty Property Trust                                                  441,700

Master Mid Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------------------
Industry                                   Shares   Common Stocks                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                           11,200   The Macerich Co.                                                  $     787,024
                                           10,465   Mack-Cali Realty Corp.                                                  373,705
                                           14,430   Nationwide Health Properties, Inc.                                      487,013
                                            6,063   Potlatch Corp.                                                          250,220
                                           12,116   Rayonier, Inc.                                                          526,319
                                           15,700   Realty Income Corp. (b)                                                 402,234
                                           10,825   Regency Centers Corp.                                                   701,027
                                           20,775   UDR, Inc.                                                               509,403
                                           11,775   Weingarten Realty Investors                                             405,531
                                                                                                                      -------------
                                                                                                                          9,807,363
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate                                 4,820   Jones Lang LaSalle, Inc.                                                372,779
Management &
Development - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 1.0%                         16,160   Avis Budget Group, Inc. (a)                                             171,619
                                            6,995   Con-way, Inc.                                                           346,113
                                           13,596   J.B. Hunt Transport Services, Inc.                                      427,322
                                           11,900   Kansas City Southern (a)                                                477,309
                                            7,033   Werner Enterprises, Inc.                                                130,532
                                            8,806   YRC Worldwide, Inc. (a)(b)                                              115,535
                                                                                                                      -------------
                                                                                                                          1,668,430
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors &                           67,170   Atmel Corp. (a)                                                         233,752
Semiconductor Equipment - 2.3%             13,243   Cree, Inc. (a)(b)                                                       370,274
                                           24,027   Cypress Semiconductor Corp. (a)                                         567,277
                                           19,307   Fairchild Semiconductor International, Inc. (a)                         230,139
                                           29,620   Integrated Device Technology, Inc. (a)                                  264,507
                                           10,824   International Rectifier Corp. (a)                                       232,716
                                           20,063   Intersil Corp. Class A                                                  515,017
                                           19,209   Lam Research Corp. (a)                                                  734,168
                                           45,171   RF Micro Devices, Inc. (a)                                              120,155
                                           10,007   Semtech Corp. (a)                                                       143,400
                                            8,464   Silicon Laboratories, Inc. (a)                                          266,955
                                           22,145   TriQuint Semiconductor, Inc. (a)                                        112,054
                                                                                                                      -------------
                                                                                                                          3,790,414
-----------------------------------------------------------------------------------------------------------------------------------
Software - 2.9%                             5,621   ACI Worldwide, Inc. (a)                                                 111,970
                                           45,421   Activision, Inc. (a)(f)                                               1,240,448
                                            2,800   Advent Software, Inc. (a)                                               119,336
                                           42,329   Cadence Design Systems, Inc. (a)                                        452,074
                                            7,826   Fair Isaac Corp.                                                        168,416
                                           12,217   Jack Henry & Associates, Inc.                                           301,393
                                            7,902   Macrovision Corp. (a)                                                   106,677
                                           25,137   McAfee, Inc. (a)                                                        831,783

Master Mid Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------------------
Industry                                   Shares   Common Stocks                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                           14,043   Mentor Graphics Corp. (a)                                         $     124,000
                                           18,000   Parametric Technology Corp. (a)                                         287,640
                                           13,939   Sybase, Inc. (a)                                                        366,596
                                           22,369   Synopsys, Inc. (a)                                                      508,000
                                           11,283   Wind River Systems, Inc. (a)                                             87,330
                                                                                                                      -------------
                                                                                                                          4,705,663
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 4.1%                    14,975   Advance Auto Parts, Inc.                                                509,899
                                           10,350   Aeropostale, Inc. (a)                                                   280,589
                                           33,027   American Eagle Outfitters, Inc.                                         578,303
                                            9,500   AnnTaylor Stores Corp. (a)                                              229,710
                                            7,476   Barnes & Noble, Inc.                                                    229,139
                                            9,183   Borders Group, Inc.                                                      53,904
                                           33,422   Carmax, Inc. (a)(b)(f)                                                  649,055
                                           18,300   Charming Shoppes, Inc. (a)                                               88,389
                                           26,484   Chico's FAS, Inc. (a)                                                   188,301
                                            9,600   Coldwater Creek, Inc. (a)                                                48,480
                                           10,145   Collective Brands, Inc. (a)                                             122,957
                                           12,940   Dick's Sporting Goods, Inc. (a)                                         346,533
                                           23,925   Foot Locker, Inc.                                                       281,597
                                            8,500   Guess?, Inc.                                                            343,995
                                           17,823   O'Reilly Automotive, Inc. (a)                                           508,312
                                           10,973   Pacific Sunwear of California, Inc. (a)                                 138,370
                                           19,941   PetSmart, Inc.                                                          407,594
                                           10,382   Rent-A-Center, Inc. (a)                                                 190,510
                                           20,981   Ross Stores, Inc.                                                       628,591
                                           17,375   Urban Outfitters, Inc. (a)                                              544,706
                                           13,669   Williams-Sonoma, Inc. (b)                                               331,337
                                                                                                                      -------------
                                                                                                                          6,700,271
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.7%    14,500   Hanesbrands, Inc. (a)                                                   423,400
                                            8,770   Phillips-Van Heusen Corp.                                               332,558
                                            7,786   Timberland Co. Class A (a)                                              106,902
                                            7,110   The Warnaco Group, Inc. (a)                                             280,418
                                                                                                                      -------------
                                                                                                                          1,143,278
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.2%          12,629   Astoria Financial Corp.                                                 343,004
                                           17,000   First Niagara Financial Group, Inc.                                     231,030
                                           12,751   IndyMac Bancorp, Inc. (b)                                                63,245
                                           50,288   New York Community Bancorp, Inc.                                        916,247
                                           12,829   The PMI Group, Inc.                                                      74,665
                                           12,661   Radian Group, Inc. (b)                                                   83,183
                                           13,613   Washington Federal, Inc.                                                310,921
                                                                                                                      -------------
                                                                                                                          2,022,295
-----------------------------------------------------------------------------------------------------------------------------------

Master Mid Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------------------
Industry                                   Shares   Common Stocks                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%                              4,252   Universal Corp.                                                   $     278,633
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 1.0%    19,502   Fastenal Co. (b)                                                        895,727
                                            7,495   GATX Corp.                                                              292,830
                                            7,400   MSC Industrial Direct Co. Class A                                       312,650
                                           11,299   United Rentals, Inc. (a)                                                212,873
                                                                                                                      -------------
                                                                                                                          1,714,080
-----------------------------------------------------------------------------------------------------------------------------------
Water Utilities - 0.2%                     20,701   Aqua America, Inc. (b)                                                  388,765
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                 10,858   Telephone & Data Systems, Inc.                                          426,394
Services - 0.4%                             5,583   Telephone & Data Systems, Inc. (Special Shares)                         208,246
                                                                                                                      -------------
                                                                                                                            634,640
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Total Common Stocks
                                                    (Cost - $145,363,815) - 96.4%                                       157,693,249
-----------------------------------------------------------------------------------------------------------------------------------

                                       Beneficial
                                         Interest
                                            (000)   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                       $    5,444   BlackRock Liquidity Series, LLC Cash Sweep
                                                    Series, 2.92% (c)(d)                                                  5,444,300
                                            8,736   BlackRock Liquidity Series, LLC Money Market
                                                    Series, 3.10% (c)(d)(e)                                               8,736,350
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Total Short-Term Securities
                                                    (Cost - $14,180,650) - 8.7%                                          14,180,650
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Total Investments
                                                    (Cost - $159,544,465*)  - 105.1%                                    171,873,899

                                                    Liabilities in Excess of Other
                                                    Assets - (5.1%)                                                      (8,392,857)
                                                                                                                      -------------
                                                    Net Assets - 100.0%                                               $ 163,481,042
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                $   160,593,673
                                                    ===============
      Gross unrealized appreciation                 $    26,107,769
      Gross unrealized depreciation                     (14,827,543)
                                                    ---------------
      Net unrealized appreciation                   $    11,280,226
                                                    ===============

(a)   Non-income producing security.

(b)   Security, or a portion of security, is on loan.

(c) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -------------------------------------------------------------------------------
                                                              Net Activity   Interest
      Affiliate                                                   (000)       Income
      -------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series       $    (4,812)   $ 37,926
      BlackRock Liquidity Series, LLC Money Market Series     $     4,697    $ 31,268
      -------------------------------------------------------------------------------

(d)   Represents the current yield as of report date.

(e)   Security was purchased with the cash proceeds from securities loans.

Master Mid Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

--------------------------------------------------------------------------------
(f) All or portion of security held as collateral in connection with open financial future contracts.

o For Series' compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for this report, which may combine industry sub-classifications for reporting ease.

o Financial futures contracts purchased as of March 31, 2008 were as follows:

      -----------------------------------------------------------------------------------
                                                                 Face         Unrealized
      Contracts    Issue                   Expiration Date       Value       Appreciation
      -----------------------------------------------------------------------------------
         61        S&P 400 Midcap Index       June 2008       $ 4,589,719    $    177,431
      -----------------------------------------------------------------------------------

Master Mid Cap Index Series

o Effective January 1, 2008, the Master Mid Cap Index Series (the "Master") adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities

            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market -corroborated inputs)

            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Master's own assumptions used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master's policy regarding valuation of investments and other significant accounting policies, please refer to the Master's most recent financial statements as contained in its annual report.

      The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Master's investments:

      ---------------------------------------------------------
      Valuation           Investments in       Other Financial
      Inputs                Securities           Instruments*
      ---------------------------------------------------------
      Level 1             $  157,693,249          $ 177,431
      Level 2                 14,180,650                  0
      Level 3                          0                  0
      ---------------------------------------------------------
      Total               $  171,873,899          $ 177,431
      =========================================================

      * Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as financial futures, which are valued at the unrealized appreciation/depreciation on the investment.

Item 2 - Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

     Certifications - Attached hereto

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     Master Mid Cap Index Series of Quantitative Master Series LLC

     By:  /s/ Donald C. Burke
          ------------------------------
          Donald C. Burke
          Chief Executive Officer (principal executive officer) of Master Mid Cap Index Series of Quantitative Master Series LLC

     Date: May 22, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By:  /s/ Donald C. Burke
          ------------------------------
          Donald C. Burke
          Chief Executive Officer (principal executive officer) of Master Mid Cap Index Series of Quantitative Master Series LLC

     Date: May 22, 2008

     By:  /s/ Neal J. Andrews
          ------------------------------
          Neal J. Andrews
          Chief Financial Officer (principal financial officer) of Master Mid Cap Index Series of Quantitative Master Series LLC

     Date: May 22, 2008